Total
BRUCE FUND
SUMMARY SECTION
Investment Objective
The investment objective of the Bruce Fund (the “Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	BRUCE FUND BRUCE FUND
Management Fee	0.53%
Distribution (12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.67%

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
BRUCE FUND | BRUCE FUND | USD ($)	68	214	373	835

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Expense Example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies

The Fund’s adviser (Bruce & Co., Inc.) seeks to achieve the Fund’s objective of long-term capital appreciation by investing primarily in domestic common stocks and bonds, including convertible bonds and “zero coupon” government bonds.

The Fund may invest, without restriction, in future interest and principal of U. S. government securities, commonly known as "zero coupon" bonds. The Fund’s strategy is to use long-dated issues as an attempt to seek capital appreciation. This strategy is primarily used in the absence of viable common stock opportunities.

Other debt securities, traded on exchanges or over-the-counter, may be acquired, sometimes at substantial discounts from the principal amount. Investments may be made in defaulted bonds, which might sell at a fraction of their par value. The Fund’s strategy for these bonds is to use primarily bonds which have significant yield to maturities, or to use convertible bonds which fluctuate with the underlying common stock. A majority of these bonds are lower-rated or “junk” bonds, which carry no credit ratings.

The Fund may invest in domestic common stocks of any capitalization, although the adviser will focus on smaller companies, as well as micro-cap securities. Both growth and value criteria are used to determine and select those stocks. Securities of unseasoned companies may also be acquired. Out-of-favor, turnaround and distressed situations are actively pursued.

The Fund may invest in foreign securities, either directly, or through the use of American Depository Receipts (“ADRs”) or Global Depository Receipts (“GDRs”). ADRs or GDRs in which the Fund invests will be denominated in U.S. dollars and listed on a U.S. exchange.

At times, the adviser’s strategy may result in the Fund holding a large cash position for a transitional period of time. The cash position will generally be held in a money market mutual fund, but may also be invested in short-term government securities, certificates of deposit, commercial paper, or repurchase agreements.

Principal Risks

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment. Below are some of the specific risks of investing in the Fund.

Stock Market and Geopolitical Risk. The Fund’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Fund’s investments will underperform either the securities markets generally or the Fund’s benchmark index. The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. There is a risk that you may lose money by investing in the Fund.

COVID-19 Risk. An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was first detected in China in December 2019 before spreading worldwide and being declared a global pandemic by the World Health Organization in March 2020. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty.

Issuer-Specific Changes Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio.

Management Risk. If the adviser’s assessment of the prospects for individual securities is incorrect it could result in significant losses in the Fund’s investment in those securities, which can also result in possible losses overall for the Fund.

Distressed Investment Risk. There can be no assurance that the adviser will correctly evaluate the nature and magnitude of all factors that could affect the outcome of an investment in a distressed security. The prices of distressed securities are likely to be more sensitive to adverse economic changes or individual corporate developments than higher-rated securities. The secondary market for distressed securities may be less liquid than the markets for higher quality securities and, as such, may have an adverse effect on the market prices of such securities.

Liquidity Risk. Securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The Fund, being able to invest in unseasoned companies, defaulted bonds and debt securities, traded over-the-counter or at substantial discounts, will be subject to liquidity issues and risk. The urgency to sell these securities might result in receiving a price substantially less than anticipated.

Interest Rate Risk. Market interest rates change, causing the current market value of debt securities at any time to fluctuate. The value of the Fund's debt securities portfolio may decline when market interest rates rise. The Fund, being able to invest without restriction in future interest and principal of U. S. government securities, commonly known as "zero coupon" bonds, would be primarily sensitive to and affected by interest rate risk, if so invested. Zero coupon bonds move substantially more than a corresponding coupon-paying bond of the same maturity, as interest rates fluctuate.

Value Risk. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.

Growth Risk. If the adviser’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

Cash Investments Risk. The Fund may hold a substantial cash position. If the market advances during periods when the Fund is holding a large cash position, the Fund may not participate as much as it would have if it had been more fully invested, and may not achieve its capital appreciation objective.

Small- or Micro-Cap Investing Risk. The value of securities of smaller, less well-known issuers can be substantially more volatile than that of larger issuers.

Government Securities Risk. Not all U.S. government securities are backed by the full faith and credit of the U.S. government. It is possible that the U.S. government would not provide financial support to certain of its agencies or instrumentalities if it is not required to do so by law. If a U.S. government agency or instrumentality in which the Fund invests defaults and the U.S. government does not stand behind the obligation, the Fund’s share price or yield could fall.

Maturity Risk. The longer the maturity of a debt security the more its value fluctuates with changes in interest rates. When interest rates rise, you can expect the value of long-term bonds to fall more than those of short-term bonds.

Credit Risk. There is a risk that the issuer of a debt security may become insolvent and unable to meet interest payments or to repay principal at maturity, and that defaulted bonds may remain in default, resulting in no repayment to the holder at maturity. Various credit rating firms many times rate debt securities, and the lowering of such ratings can cause the value of the debt securities to decline.

Foreign Investing Risk. Foreign stocks may underperform or be more volatile than U.S. stocks. Risks related to investments in foreign securities include: currency exchange rate fluctuation; less public information; less stringent regulatory standards; and lack of uniform accounting, auditing and financial reporting standards.

Cybersecurity Risk. The Fund and its service providers may be subject, directly or indirectly, to operational and information security risks resulting from breaches in cybersecurity that may cause the Fund to lose or compromise confidential information, suffer data corruption or lose operational capacity. Similar types of cybersecurity risks are also present for issuers of securities in which the Fund may invest, which may cause the Fund’s investments in such companies to lose value. There is no guarantee the Fund will be successful in protecting against cybersecurity breaches.

Performance

The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund before and after tax is not necessarily an indication of how it will perform in the future. Current performance of the Fund may be lower or higher than the performance quoted below. Updated performance information may be obtained by calling (800) 872-7823.

Year-by-Year Total Return For Periods Ended December 31

During the period shown in the bar chart, the highest return for a quarter was 10.77% during the quarter ended June 30, 2014 and the lowest return for a quarter was (8.36)% during the quarter ended September 30, 2011. The Fund’s year to date return as of September 30, 2020 was 0.82%.

Average Annual Total Returns for the periods ending December 31, 2019
Average Annual Total Returns - BRUCE FUND	Label	1 Year	5 Years	10 Years
BRUCE FUND	Return Before Taxes	22.42%	7.20%	10.62%
BRUCE FUND | Return After Taxes on Distributions		21.41%	6.01%	9.42%
BRUCE FUND | Return After Taxes on Distributions and Sale of Fund Shares		13.26%	5.27%	8.28%
S&P 500 Stock Index (reflects no deduction for fees)		31.49%	11.70%	13.56%

After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).